Expense Example - FidelitySAISustainableLowDurationIncomeFund-PRO - FidelitySAISustainableLowDurationIncomeFund-PRO - Fidelity SAI Sustainable Low Duration Income Fund - Fidelity SAI Sustainable Low Duration Income Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	152
5 years	314
10 years	$ 785